Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Entity Registrant Name	GENTOR RESOURCES INC.
Entity Central Index Key	0001346917
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Document Type	20-F
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	38,906,742
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Entity Voluntary Filers	No
Document Fiscal Year Focus	2019
Entity Shell Company	false
Entity Well-known Seasoned Issuer	No
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false